Interests in subsidiaries (Detail 1.1) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Share capital | $		$ 346.0	$ 304.0
UBS AG Subsidiaries
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	UBS AG
Registered office	Zurich and Basel, Switzerland
Share capital | $		$ 385.8
Equity interest accumulated in %	100.00%
UBS Business Solutions AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	UBS Business Solutions AG
Registered office	Zurich, Switzerland
Share capital	SFr 1.0
Equity interest accumulated in %	100.00%
Credit Suisse AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Credit Suisse AG
Registered office	Zurich, Switzerland
Share capital	SFr 4,399.7
Equity interest accumulated in %	100.00%
Credit Suisse Services AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	Credit Suisse Services AG
Registered office	Zurich, Switzerland
Share capital	SFr 1.0
Equity interest accumulated in %	100.00%